LONG-TERM LOANS (Schedule of Future Repayments of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
2021	$ 3,058
2022	2,741
Future repayments of long-term loan	$ 5,799	$ 7,838